CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities
Net income	¥ 174,446	$ 26,735	¥ 293,830	¥ 65,350
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	54,271	8,317	23,577	2,270
Inventory write-down	22,577	3,460	15,661	1,059
Share-based compensation	72,203	11,066	43,168	116,611
Allowance for doubtful accounts	4,484	687	2,006	0
Loss from disposal of property and equipment		0	29	0
Deferred income tax benefits	(1,492)	(230)	(7,042)	(2,186)
Investment loss (income)	(10,800)	(1,655)	(4,654)	364
Changes in operating assets and liabilities:
Accounts and notes receivable from third parties	(118,403)	(18,148)	(206,477)	(107,370)
Accounts receivable from a related party	98,792	15,141	(446,963)	(11,436)
Inventories	(43,937)	(6,734)	(201,701)	(182,342)
Prepaid expenses and other current assets	(23,543)	(3,608)	(25,659)	(23,607)
Other receivables from related parties	(64,103)	(9,824)	88,376	(87,384)
Amounts due to related parties	99,086	15,186	19,343	4,005
Interest received relating to the investment income recognized in previous year	8,089	1,240	361	0
Accounts and notes payable	(41,788)	(6,404)	494,678	256,838
Advances from customers	9,463	1,450	16,838	59,297
Income tax payables	17,440	2,673	23,323	(1,413)
Accrued expenses and other liabilities	421	65	122,550	132,213
Lease liabilities	(8,392)	(1,286)	(5,760)	0
Purchase of a land use right	(63,618)	(9,750)		0
Net cash provided by operating activities	185,196	28,381	245,484	222,269
Cash flows from investing activities
Cash received from loan repayment from a related party		0		31,441
Purchase of equipment	(47,509)	(7,281)	(56,131)	(13,505)
Purchase of lease hold improvement	(569)	(87)	(7,874)	(216)
Purchase of intangible assets	(2,365)	(362)	(4,595)	(184)
Purchase of short-term investments	(3,256,151)	(499,027)	(812,086)	(238,714)
Maturity of short-term investments	2,874,162	440,485	670,190	69,357
Placement of short-term deposits	(215,630)	(33,047)	(270,457)	0
Maturities of short-term deposits	214,979	32,947	211,967	0
Proceeds from disposal of property and equipment		0	30	0
Net cash used in investing activities	(433,083)	(66,372)	(268,956)	(151,821)
Cash flows from financing activities
Dividend Paid		0	(46,602)	0
Proceeds from exercise of vested share options	6,615	1,014	1,109	0
Receipt (repayment) of borrowing	(95,868)	(14,692)	95,868	0
Repayment of debt to a related party		0		(31,900)
Cash received from shareholders		0		2,705
Net proceeds from issuance of ordinary shares upon IPO		0		636,170
Cash paid in relation to issuance of ordinary shares upon IPO		0	(2,637)	0
Capital injection in subsidiaries from non-controlling shareholders		0	3,000	3,000
Purchase of non-controlling interests	(1,286)	(197)	(2,196)	0
Repurchase of ordinary shares	(54,600)	(8,368)		0
Dividends paid by non-wholly owned subsidiaries to noncontrolling interests	(1,236)	(189)		0
Cash paid to a related party		0		(5,000)
Net cash provided by (used in) financing activities	(146,375)	(22,432)	48,542	604,975
Effect of exchange rate changes on cash and cash equivalents	(34,034)	(5,216)	8,087	14,473
Net increase (decrease) in cash and cash equivalents and restricted cash	(428,296)	(65,639)	33,157	689,896
Cash and cash equivalents and restricted cash at the beginning of the year	1,003,005	153,717	969,848	279,952
Cash and cash equivalents and restricted cash at the end of the year	574,709	88,078	1,003,005	969,848
Cash and cash equivalents at the end of the year	504,108	77,258	972,438	940,298
Restricted cash at the end of the year	70,601	10,820	30,567	29,550
Supplemental disclosures of cash flow information:
Cash paid for income tax	(27,373)	(4,195)	(28,909)	(27,660)
Cash paid for interest expense	(76)	(12)	(995)	(768)
Acquisition of equipment in form of other payable	¥ 15,624	$ 2,394	¥ 5,997	¥ 430